CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2009 Cost of revenues CNY	Dec. 31, 2011 Selling and Marketing Expense USD ($)	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2009 Selling and Marketing Expense CNY	Dec. 31, 2011 General and Administrative Expense USD ($)	Dec. 31, 2011 General and Administrative Expense CNY	Dec. 31, 2010 General and Administrative Expense CNY	Dec. 31, 2009 General and Administrative Expense CNY
Share-based compensation	$ 2,252,510	14,177,071	14,133,016	1,875,564	$ 6,271,921	39,474,846	31,025,332	3,491,755	$ 8,163,909	51,382,824	59,418,021	6,155,031